Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross		$ 1,396,980	$ 1,314,847
Accumulated depreciation	[1]	(922,871)	(865,088)
Depreciated cost		474,109	449,759
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[2]	450,301	434,763
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[3]	807,791	734,731
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	83,431	81,684
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 55,457	$ 63,669
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		2,161,000
Real estate leased, square feet | ft²		2,281,000
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		633,854
Real estate leased, square feet | ft²		671,200
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		891,000
Real estate leased, square feet | ft²		453,000

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $15,023 and $17,591 as of December 31, 2016 and 2015, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company: Israel(a) U.S.(b) Other Countries(c)Owned2,161,000 square feet 633,854 square feet 891,000 square feetLeased2,281,000 square feet 671,200 square feet 453,000 square feet(a)Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.(b)Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.(c)Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $114,241 and $111,393 as of December 31, 2016 and 2015, respectively.